SCHEDULE OF INFORMATION ABOUT CONSOLIDATED STRUCTURED ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantor and Issuer, Guaranteed Security [Line Items]
Closing carrying amount	$ 221	$ 147
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Closing carrying amount	221	147	$ 248
Security Matters Limited [Member] | Security Matters Limited's share of net assets [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Closing carrying amount	115	248	249
Security Matters Limited [Member] | Company's share in net profits (losses) of associated companies [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Company’s share in net profits (losses) of associated companies	$ 106	$ (101)	$ (1)